Share-based compensation - Summary of main features of one-time award package (Details) - Options		12 Months Ended
	Jan. 20, 2021	Jun. 30, 2021	Jun. 30, 2021
Share Options (Alignment Grant)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	6,478,761	6,478,761	6,478,761
Annual vesting percentage			25.00%
Restoration Award (Phantom Shares)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	1,875,677	1,875,677